Current and deferred income tax and social contribution - Changes in the balances of deferred taxes (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	R$ 948,075	R$ 606,290
Constitution	1,257,509	974,142
Realization	(1,204,588)	(632,357)
Ending Balance	1,000,996	948,075
Provision for impairment losses on loans and advances
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	407,766	295,799
Constitution	784,080	548,506
Realization	(561,029)	(436,539)
Ending Balance	630,817	407,766
Adjustment of financial assets to fair value
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	12,664	9,720
Constitution	15,814	21,867
Realization	(10,758)	(18,923)
Ending Balance	17,720	12,664
Adjustment of financial assets to fair value
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	312,159	216,068
Constitution	325,587	232,226
Realization	(500,017)	(136,135)
Ending Balance	137,729	312,159
Other temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	33,668	62,939
Constitution	99,406	87,199
Realization	(50,636)	(116,470)
Ending Balance	82,438	33,668
Provision for contingencies
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	202,184	95,573
Constitution	45,463	109,219
Realization	(82,816)	(2,608)
Ending Balance	164,831	202,184
Provision for loss of non-current assets held for sale
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance		8,990
Realization		(8,990)
Expected loss on financial instruments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	9,707	6,436
Constitution		7,806
Realization	(9,707)	(4,535)
Ending Balance		9,707
Hedge transactions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	978,148	695,525
Constitution	1,270,350	1,006,823
Realization	(1,214,963)	(724,200)
Ending Balance	1,033,535	978,148
Deferred tax assets.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	(30,073)	(89,235)
Constitution		(32,681)
Realization		91,843
Ending Balance		(30,073)
Commission Deferral
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance		(3,869)
Realization		3,869
Hedge Accounting
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	(30,073)
Constitution	(2,608)
Realization	4,779
Ending Balance	(27,902)	(30,073)
Others
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	(30,073)	(63,546)
Constitution	(12,841)	(32,681)
Realization	10,375	66,154
Ending Balance	(32,539)	(30,073)
Adjustment of financial assets to fair value
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance		(21,820)
Realization		R$ 21,820
Deferred tax liabilities.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Constitution	(10,233)
Realization	5,596
Ending Balance	R$ (4,637)